UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE TACTICAL

DIVIDEND INCOME FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 56.1%
CONSUMER STAPLES - 2.2%
Household Products - 2.2%
Kimberly-Clark Corp.	25,000	$1,789,000

ENERGY - 3.6%
Energy Equipment & Services - 1.6%
Diamond Offshore Drilling Inc.	21,200	1,320,760

Oil, Gas & Consumable Fuels - 2.0%
Enduro Royalty Trust	9,900	202,356
SandRidge Permian Trust	27,300	622,986
Total SA, ADR	15,500	821,035

Total Oil, Gas & Consumable Fuels		1,646,377

TOTAL ENERGY		2,967,137

FINANCIALS - 24.2%
Capital Markets - 2.1%
Medley Capital Corp.	76,700	853,671
Och-Ziff Capital Management Group LLC	87,400	867,882

Total Capital Markets		1,721,553

Real Estate Investment Trusts (REITs) - 20.0%
American Capital Agency Corp.	70,000	2,052,400
Annaly Capital Management Inc.	125,000	2,105,000
Campus Crest Communities Inc.	38,700	413,703
CommonWealth REIT	85,700	1,685,719
DCT Industrial Trust Inc.	75,700	417,864
Entertainment Properties Trust	9,100	404,677
Excel Trust Inc.	32,900	417,830
First Potomac Realty Trust	28,800	428,544
Hatteras Financial Corp.	30,100	835,576
Highwoods Properties Inc.	26,200	866,958
Hospitality Properties Trust	49,900	1,209,077
Inland Real Estate Corp.	102,300	874,665
Liberty Property Trust	12,400	412,796
Mack-Cali Realty Corp.	15,200	437,152
OMEGA Healthcare Investors Inc.	40,500	844,020
Ramco-Gershenson Properties Trust	39,800	460,486
Senior Housing Properties Trust	18,000	408,240
Starwood Property Trust Inc.	42,200	831,340
Urstadt Biddle Properties Inc., Class A Shares	22,000	430,320
Westfield Group	93,900	847,356

Total Real Estate Investment Trusts (REITs)		16,383,723

Thrifts & Mortgage Finance - 2.1%
New York Community Bancorp Inc.	136,500	1,732,185

TOTAL FINANCIALS		19,837,461

HEALTH CARE - 4.5%
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	38,000	1,225,120
GlaxoSmithKline PLC, ADR	18,200	810,628
Johnson & Johnson	12,400	817,284
Merck & Co. Inc.	21,100	807,286

TOTAL HEALTH CARE		3,660,318

INDUSTRIALS - 5.5%
Aerospace & Defense - 2.5%
Lockheed Martin Corp.	25,000	2,058,000

Commercial Services & Supplies - 1.0%
Waste Management Inc.	24,100	837,716

Trading Companies & Distributors - 2.0%
TAL International Group Inc.	49,300	1,642,183

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY		SHARES	VALUE
INDUSTRIALS - 5.5%(continued)
TOTAL INDUSTRIALS			$4,537,899

INFORMATION TECHNOLOGY - 4.6%
Computers & Peripherals - 1.6%
Seagate Technology PLC		62,000	1,310,680

IT Services - 1.5%
Paychex Inc.		39,200	1,234,800

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.		15,700	414,794

Software - 1.0%
Microsoft Corp.		28,900	853,417

TOTAL INFORMATION TECHNOLOGY			3,813,691

MATERIALS - 1.0%
Paper & Forest Products - 1.0%
International Paper Co.		26,000	809,640

TELECOMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 6.1%
AT&T Inc.		60,700	1,785,187
CenturyLink Inc.		22,100	818,363
France Telecom SA, ADR		52,900	797,732
Verizon Communications Inc.		22,000	828,520
Windstream Corp.		67,800	818,346

Total Diversified Telecommunication Services			5,048,148

Wireless Telecommunication Services - 2.9%
Vodafone Group PLC, ADR		87,500	2,370,375

TOTAL TELECOMMUNICATION SERVICES			7,418,523

UTILITIES - 1.5%
Electric Utilities - 0.5%
UIL Holdings Corp.		11,600	401,128

Multi-Utilities - 1.0%
Integrys Energy Group Inc.		7,700	399,707
National Grid PLC		41,800	416,289

Total Multi-Utilities			815,996

TOTAL UTILITIES			1,217,124

TOTAL COMMON STOCKS (Cost - $45,498,211)			46,050,793

	RATE
PREFERRED STOCKS - 3.9%
FINANCIALS - 3.9%
Ashford Hospitality Trust Inc., Series E	9.000%	27,480	691,122
CBL & Associates Properties Inc., Series D	7.375%	16,500	412,005
Glimcher Realty Trust, Series G	8.125%	33,200	795,140
LaSalle Hotel Properties, Cumulative Redeemable, Series G	7.250%	16,600	411,887
Pebblebrook Hotel Trust, Series A	7.875%	16,400	406,064
Sunstone Hotel Investors Inc., Cumulative Redeemable, Series A	8.000%	4,924	121,100
Urstadt Biddle Properties Inc., Cumulative, Series C	8.500%	3,900	405,581

TOTAL PREFERRED STOCKS (Cost - $3,261,167)			3,242,899

CONVERTIBLE PREFERRED STOCKS - 5.4%
FINANCIALS - 1.5%
Insurance - 1.0%
MetLife Inc.	5.000%	11,700	801,567

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	SHARES	VALUE
FINANCIALS - 1.5% (continued)
Real Estate Investment Trusts (REITs) - 0.5%
Health Care REIT Inc.	6.500%	7,800	$416,910

TOTAL FINANCIALS			1,218,477

UTILITIES - 3.9%
Electric Utilities - 3.9%
Great Plains Energy Inc.	12.000%	12,300	777,606
NextEra Energy Inc.	7.000%	23,000	1,208,650
PPL Corp.	9.500%	22,500	1,219,500

TOTAL UTILITIES			3,205,756

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $4,466,212)			4,424,233

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 22.4%
ENERGY - 22.4%
Buckeye Partners LP		28,700	1,787,723
Chesapeake Midstream Partners LP		26,700	776,703
Copano Energy LLC		34,500	1,169,895
Enbridge Energy Partners LP		31,300	1,013,807
Energy Transfer Equity LP		60,700	2,594,925
Enterprise Products Partners LP		39,100	1,888,530
Genesis Energy LP		28,300	795,513
Golar LNG Partners LP		18,600	638,910
Linn Energy LLC		53,600	1,999,280
Magellan Midstream Partners LP		9,300	623,844
MarkWest Energy Partners LP		14,900	863,604
NuStar GP Holdings LLC		18,900	635,985
Plains All American Pipeline LP		8,400	655,200
Sandridge Mississippian Trust I		19,900	675,804
Sunoco Logistics Partners LP		11,200	418,096
Tesoro Logistics LP		18,900	627,102
Western Gas Partners LP		14,900	608,963
Williams Partners LP		9,800	611,422

Total MASTER LIMITED PARTNERSHIPS (Cost - $18,160,159)			18,385,306

	RATE	MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - 2.2%
FINANCIALS - 2.2%
Capital Markets - 1.2%
Charles Schwab Corp.	7.000%	2/1/22	$1,000,000	1,029,220	(a)(b)

Diversified Financial Services - 1.0%
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	750,000	815,196	(a)(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $1,813,471)				1,844,416

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $73,199,220)				73,947,647

SHORT-TERM INVESTMENTS - 9.6%
Repurchase Agreements - 9.6%
Interest in $300,000,000 joint tri-party repurchase agreement dated 1/31/12 with RBS Securities Inc.; Proceeds at maturity - $7,861,035; (Fully collateralized by various U.S. government agency obligations, 0.650% to 8.280% due 2/9/12 to 1/10/25; Market value - $8,018,269) (Cost - $7,861,000)	0.160%	2/1/12	7,861,000	7,861,000

TOTAL INVESTMENTS - 99.6% (Cost - $81,060,220#)				81,808,647

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

Other Assets in Excess of Liabilities - 0.4%	$337,304

TOTAL NET ASSETS - 100.0%	$82,145,951

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Tactical Dividend Income Fund (formerly known as Legg Mason ClearBridge Diversified Large Cap Growth Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$46,050,793	—	—	$46,050,793
Preferred stocks	2,709,912	$532,987	—	3,242,899
Convertible preferred stocks	4,424,233	—	—	4,424,233
Master limited partnerships	18,385,306	—	—	18,385,306
Corporate bonds & notes	—	1,844,416	—	1,844,416

Notes to Schedule of Investments (unaudited) (continued)

Total long-term investments	$71,570,244	$2,377,403	—	$73,947,647

Short-term investments†	—	7,861,000	—	7,861,000

Total investments	$71,570,244	$10,238,403	—	$81,808,647

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,246,540
Gross unrealized depreciation	(498,113)

Net unrealized appreciation	$748,427

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 21, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 21, 2012